Other Financial Liabilities - Summary of Unsecured Liabilities by Company (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 43,568,129	$ 15,455,782
Non-current, Maturity	$ 1,461,713,954	$ 748,123,803
U.S. Dollar [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.59%	6.99%
Nominal Interest Rate	6.49%	6.90%
Current, Maturity	$ 11,426,035	$ 8,528,350
Non-current, Maturity	$ 1,164,595,519	$ 430,228,859
Unidades de Fomento [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.00%	6.00%
Nominal Interest Rate	5.48%	5.48%
Current, Maturity	$ 32,142,094	$ 6,927,432
Non-current, Maturity	297,118,435	317,894,944
One to Two Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	30,793,493	5,574,013
One to Two Years [Member] | Unidades de Fomento [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	30,793,493	5,574,013
Two to Three Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	30,793,493	5,574,013
Two to Three Years [Member] | Unidades de Fomento [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	30,793,493	5,574,013
Three to Four Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	30,793,493	5,574,013
Three to Four Years [Member] | Unidades de Fomento [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	30,793,493	5,574,013
Four to Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	30,793,493	5,574,013
Four to Five Years [Member] | Unidades de Fomento [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	30,793,493	5,574,013
More Than Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	1,338,539,982	725,827,751
More Than Five Years [Member] | U.S. Dollar [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	1,164,595,519	430,228,859
More Than Five Years [Member] | Unidades de Fomento [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	173,944,463	295,598,892
Less than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	7,144,997	6,322,081
More than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 36,423,132	$ 9,133,701
BNY Mellon -Primera Emision S-1 [Member] | U.S. Dollar [Member] | US [Member] | Enel Generacin Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	7.96%	7.96%
Nominal Interest Rate	7.88%	7.88%
Current, Maturity	$ 4,693,498	$ 4,152,926
Non-current, Maturity	142,300,747	125,566,611
BNY Mellon -Primera Emision S-1 [Member] | More Than Five Years [Member] | U.S. Dollar [Member] | US [Member] | Enel Generacin Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	142,300,747	125,566,611
BNY Mellon -Primera Emision S-1 [Member] | Less than 90 Days [Member] | U.S. Dollar [Member] | US [Member] | Enel Generacin Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 4,693,498	$ 4,152,926
BNY Mellon - Primera Emision S-2 [Member] | U.S. Dollar [Member] | US [Member] | Enel Generacin Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	7.40%	7.40%
Nominal Interest Rate	7.33%	7.33%
Current, Maturity	$ 1,500,880	$ 1,328,023
Non-current, Maturity	48,131,124	42,902,198
BNY Mellon - Primera Emision S-2 [Member] | More Than Five Years [Member] | U.S. Dollar [Member] | US [Member] | Enel Generacin Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	48,131,124	42,902,198
BNY Mellon - Primera Emision S-2 [Member] | Less than 90 Days [Member] | U.S. Dollar [Member] | US [Member] | Enel Generacin Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 1,500,880	$ 1,328,023
BNY Mellon Primera Emision Three [Member] | U.S. Dollar [Member] | US [Member] | Enel Generacin Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	8.26%	8.26%
Nominal Interest Rate	8.13%	8.13%
Current, Maturity	$ 950,619	$ 841,132
Non-current, Maturity	22,694,249	19,398,499
BNY Mellon Primera Emision Three [Member] | More Than Five Years [Member] | U.S. Dollar [Member] | US [Member] | Enel Generacin Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	22,694,249	19,398,499
BNY Mellon Primera Emision Three [Member] | Less than 90 Days [Member] | U.S. Dollar [Member] | US [Member] | Enel Generacin Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 950,619	$ 841,132
BNY Mellon - Unica 24296 [Member] | U.S. Dollar [Member] | US [Member] | Enel Generacin Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	4.32%	4.32%
Nominal Interest Rate	4.25%	4.25%
Current, Maturity	$ 2,493,452	$ 2,206,269
Non-current, Maturity	274,469,150	242,361,551
BNY Mellon - Unica 24296 [Member] | More Than Five Years [Member] | U.S. Dollar [Member] | US [Member] | Enel Generacin Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	274,469,150	242,361,551
BNY Mellon - Unica 24296 [Member] | More than 90 Days [Member] | U.S. Dollar [Member] | US [Member] | Enel Generacin Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 2,493,452	$ 2,206,269
Banco Santander -317 Serie-H [Member] | Unidades de Fomento [Member] | Chile [Member] | Enel Generacin Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	7.17%	7.17%
Nominal Interest Rate	6.20%	6.20%
Current, Maturity	$ 6,513,162	$ 6,374,051
Non-current, Maturity	48,321,664	53,168,588
Banco Santander -317 Serie-H [Member] | One to Two Years [Member] | Unidades de Fomento [Member] | Chile [Member] | Enel Generacin Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	5,733,684	5,574,013
Banco Santander -317 Serie-H [Member] | Two to Three Years [Member] | Unidades de Fomento [Member] | Chile [Member] | Enel Generacin Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	5,733,684	5,574,013
Banco Santander -317 Serie-H [Member] | Three to Four Years [Member] | Unidades de Fomento [Member] | Chile [Member] | Enel Generacin Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	5,733,684	5,574,013
Banco Santander -317 Serie-H [Member] | Four to Five Years [Member] | Unidades de Fomento [Member] | Chile [Member] | Enel Generacin Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	5,733,684	5,574,013
Banco Santander -317 Serie-H [Member] | More Than Five Years [Member] | Unidades de Fomento [Member] | Chile [Member] | Enel Generacin Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	25,386,928	30,872,536
Banco Santander -317 Serie-H [Member] | More than 90 Days [Member] | Unidades de Fomento [Member] | Chile [Member] | Enel Generacin Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 6,513,162	$ 6,374,051
Banco Santander 522 Serie-M [Member] | Unidades de Fomento [Member] | Chile [Member] | Enel Generacin Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	4.82%	4.82%
Nominal Interest Rate	4.75%	4.75%
Current, Maturity	$ 25,628,932	$ 553,381
Non-current, Maturity	248,796,771	264,726,356
Banco Santander 522 Serie-M [Member] | One to Two Years [Member] | Unidades de Fomento [Member] | Chile [Member] | Enel Generacin Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	25,059,809
Banco Santander 522 Serie-M [Member] | Two to Three Years [Member] | Unidades de Fomento [Member] | Chile [Member] | Enel Generacin Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	25,059,809
Banco Santander 522 Serie-M [Member] | Three to Four Years [Member] | Unidades de Fomento [Member] | Chile [Member] | Enel Generacin Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	25,059,809
Banco Santander 522 Serie-M [Member] | Four to Five Years [Member] | Unidades de Fomento [Member] | Chile [Member] | Enel Generacin Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	25,059,809
Banco Santander 522 Serie-M [Member] | More Than Five Years [Member] | Unidades de Fomento [Member] | Chile [Member] | Enel Generacin Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	148,557,535	264,726,356
Banco Santander 522 Serie-M [Member] | More than 90 Days [Member] | Unidades de Fomento [Member] | Chile [Member] | Enel Generacin Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 25,628,932	$ 553,381
BNY Mellon - Unica [Member] | U.S. Dollar [Member] | US [Member] | Enel Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	5.03%
Nominal Interest Rate	4.88%
Current, Maturity	$ 1,787,586
Non-current, Maturity	677,000,249
BNY Mellon - Unica [Member] | More Than Five Years [Member] | U.S. Dollar [Member] | US [Member] | Enel Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	677,000,249
BNY Mellon - Unica [Member] | More than 90 Days [Member] | U.S. Dollar [Member] | US [Member] | Enel Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 1,787,586